Note 9 - Deferred Charges, Net (Details Textual)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Vessels Completed DD During Period	12	7	15
Number of Vessels Survey in Process	2	1	1